Related party transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 28, 2016 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Aug. 31, 2018	Jul. 31, 2018 CNY (¥)
Related party transactions
Payments to Acquire Equity Method Investments			¥ 130,150		$ 271,298	¥ 1,865,309	¥ 89,055	¥ 315,426
Additional capital contribution from related party								11,789
ZTO LTL
Related party transactions
Equity interest in equity method investment (as a percent)		17.70%	17.70%						18.00%
ZTO Lianshang Technology Co., Ltd.
Related party transactions
Gain on disposal of subsidiary derived						12,904
Total consideration				¥ 7,500
Equity interest in equity method investment (as a percent)				15.00%
Cash consideration										¥ 10,000
Transportation service fees paid
Related party transactions
Transportation service fees paid						587,780	844,836	865,977
ZTO Lianshang Technology Co., Ltd. | Gain on disposal of subsidiary
Related party transactions
Gain on disposal of subsidiary derived						12,904
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Transportation service fees paid						547,500	809,415	853,198
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Rental income
Related party transactions
Rental income						11,103	9,436
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Transportation service fees paid
Related party transactions
Transportation service fees paid						40,280	35,421	12,779
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Purchases of supplies						¥ 90,051	¥ 43,064	¥ 88,884
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Related party transactions
Shares issued to related party | shares	16,000,000
Number of shares with economic interests granted | shares								5,158,164
Number of shares waived | shares								10,841,836
Mr. Meisong Lai
Related party transactions
Additional capital contribution from related party								¥ 11,789
ZTO LTL and Mr. Jianfa Lai | ZTO LTL
Related party transactions
Payments to Acquire Equity Method Investments | $		$ 19,000